Parent Only Information (Details) - CNY (¥)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent Only Information (Details) [Line Items]
Current liabilities	¥ 8,220,000	¥ 23,692,000	¥ 11,513
Non-current liabilities			69,762
Minimum [Member]
Parent Only Information (Details) [Line Items]
Current liabilities			11,513
Non-current liabilities
Maximum [Member]
Parent Only Information (Details) [Line Items]
Current liabilities			81,275
Non-current liabilities			¥ 69,762